August 22, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-4720

Re:	American Century International Bond Funds (the "Registrant")
1933 Act File No. 033-43321, Post-Effective Amendment No. 45
1940 Act File No. 811-06441, Amendment No. 46

Ladies and Gentlemen:

Pursuant to Section 101(a) of Regulation S-T and Rule 485(a) under the Securities Act of 1933, the Registrant hereby submits for filing the following 1933 Act Post-Effective Amendment No. 45 and 1940 Act Amendment No. 46 to the Registration Statement on Form N‑1A filed by the registrant.

The principal purposes of this amendment are to (i) make changes to the objectives, strategies and risks of International Bond Fund and (ii) make certain other non-material changes deemed appropriate by the Registrant.

Please consider this a request for selective review pursuant to Investment Company Act Release No. 13768. This fund has unique investment strategies and risks, which are described in the Fund Summary and the Objectives, Strategies and Risks sections of the fund’s prospectus. However, other aspects of the fund, such as descriptions of class types, methods for buying and selling shares, tax disclosure and other required disclosure is substantially similar to the prospectus of the Emerging Markets Debt Fund, another series of American Century International Bond Funds (File Nos. 033-43321; 811-06441), for which Post Effective Amendment No. 42 (filed on May 1, 2014) was previously reviewed by the Commission. Accordingly, we ask that you focus your review on the Investment Objective, Fees and Expenses, Principal Investments, Principal Risks and Performance and Objectives, Strategies and Risks sections of the prospectus.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com